Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

	Summary Compensation Table Total (1)		Compensation Actually Paid (1)(2)				Value of Initial Fixed $100 Investment Based on:
Year	PEO Al Kelly ($)	PEO Ryan McInerney ($)	PEO Al Kelly ($)	PEO Ryan McInerney ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return (4) ($)	Net Income (5) ($) (M)	EPS – PS Adjusted (6) ($)

2023	29,722,432	22,604,568	52,828,948	37,908,528	15,438,306	22,986,618	117.24	146.42	17,273	8.66

2022	28,103,602	N/A	19,999,309	N/A	14,336,181	11,163,702	89.99	131.04	14,957	7.48

2021	30,944,838	N/A	49,033,170	N/A	14,676,296	22,427,602	112.05	159.13	12,311	5.90

(1)
Mr. McInerney was appointed as the Company’s Chief Executive Officer (i.e., principal executive officer or PEO) effective February 1, 2023, succeeding Mr. Kelly. For fiscal year 2023, the Company’s non-PEO
NEOs were Mr. Prabhu, Mr. Suh, Mr. Taneja, Ms. Mahon Tullier, and Mr. Fabara. For fiscal years 2022 and 2021, the Company’s non-PEO
NEOs were Mr. Prabhu, Mr. McInerney, Mr. Taneja, and Ms. Mahon Tullier.

(2)
The amounts reported for Mr. Kelly and Mr. McInerney represent the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the tables below were made to Mr. Kelly’s and Mr. McInerney’s total compensation for each year to determine the compensation actually paid:

	Ryan McInerney	Alfred F. Kelly, Jr.

	2023 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	22,604,568	29,722,432	28,103,602	30,944,838

Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(4,626)	0	0	0

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(11,588,449)	(16,416,285)	(14,782,648)	(17,681,675)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(4,125,008)	(6,582,523)	(5,325,013)	(5,125,009)

Total Deductions from SCT	(15,718,083)	(22,998,808)	(20,107,661)	(22,806,684)

Increase for Service Cost and Prior Service Cost for Pension Plans	0	0	0	0

Increase/(Deduction) for change in Fair Value from prior year end to vesting date of awards that vested during the year	3,224,450	5,448,068	(6,244,389)	1,789,218

Increase/(Deduction) for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	6,325,087	10,091,428	(8,114,350)	2,949,439

Increase for Fair Value as of vesting date of awards granted and vested during the year	0	0	0	0

Increase for Fair Value of awards granted during year that remain outstanding and unvested as of year end	21,472,506	30,565,828	26,362,107	36,156,359

Total adjustments	31,022,043	46,105,324	12,003,368	40,895,016

Compensation Actually Paid (SCT minus deductions plus total adjustments)	37,908,528	52,828,948	19,999,309	49,033,170

(3)
The amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO or PEOs for each year), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages

	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	15,438,306	14,336,181	14,676,296

Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(1,252)	(1,819)	(1,579)

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(8,194,271)	(7,319,991)	(7,870,376)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(1,988,582)	(2,712,493)	(2,537,493)

Total Deductions from SCT	(10,184,105)	(10,034,303)	(10,409,448)

Increase for Service Cost and Prior Service Cost for Pension Plans	0	0	0

Increase/(Deduction) for change in Fair Value from prior year end to vesting date of awards that vested during the year	1,586,961	(2,380,412)	848,367

Increase/(Deduction) for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	3,158,726	(3,827,655)	1,193,367

Increase for Fair Value as of vesting date of awards granted and vested during the year	0	0	0

Increase for Fair Value of awards granted during year that remain outstanding and unvested as of year end	12,986,730	13,069,891	16,119,020

Total adjustments	17,732,417	6,861,824	18,160,754

Compensation Actually Paid (SCT minus deductions plus total adjustments)	22,986,618	11,163,702	22,427,602

(4)
The peer group for this purpose is the S&P 500 Financials index used for purposes of Item 201(e) of Regulation
S-K.
The comparison assumes $100 was invested for the period starting September 29, 2020, through the end of the listed year in the Company and in the S&P 500 Financials index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
In accordance with Item 402(v) of Regulation S-K and associated guidance, “Net Income” represents GAAP Net Income for purposes of the pay versus performance disclosure. In contrast, as discussed above under the heading “Annual Incentive Plan” in the Compensation Discussion and Analysis section, the net income metric that we used for our annual incentive plan was Net Income Growth-VIP adjusted.

(6)
We determined EPS, as adjusted for purposes of performance share awards, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs for our fiscal year ended September 30, 2023. See the
Compensation Discussion and Analysis – Performance Shares – EPS Goals
in this proxy statement for a description of adjustments from GAAP EPS for purposes of performance share awards granted to the NEOs. EPS – PS adjusted may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	EPS – PS Adjusted
Named Executive Officers, Footnote	Mr. McInerney was appointed as the Company’s Chief Executive Officer (i.e., principal executive officer or PEO) effective February 1, 2023, succeeding Mr. Kelly. For fiscal year 2023, the Company’s non-PEO
NEOs were Mr. Prabhu, Mr. Suh, Mr. Taneja, Ms. Mahon Tullier, and Mr. Fabara. For fiscal years 2022 and 2021, the Company’s non-PEO
	NEOs were Mr. Prabhu, Mr. McInerney, Mr. Taneja, and Ms. Mahon Tullier.
Peer Group Issuers, Footnote	The peer group for this purpose is the S&P 500 Financials index used for purposes of Item 201(e) of Regulation
S-K.
	The comparison assumes $100 was invested for the period starting September 29, 2020, through the end of the listed year in the Company and in the S&P 500 Financials index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported for Mr. Kelly and Mr. McInerney represent the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the tables below were made to Mr. Kelly’s and Mr. McInerney’s total compensation for each year to determine the compensation actually paid:

	Ryan McInerney	Alfred F. Kelly, Jr.

	2023 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	22,604,568	29,722,432	28,103,602	30,944,838

Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(4,626)	0	0	0

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(11,588,449)	(16,416,285)	(14,782,648)	(17,681,675)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(4,125,008)	(6,582,523)	(5,325,013)	(5,125,009)

Total Deductions from SCT	(15,718,083)	(22,998,808)	(20,107,661)	(22,806,684)

Increase for Service Cost and Prior Service Cost for Pension Plans	0	0	0	0

Increase/(Deduction) for change in Fair Value from prior year end to vesting date of awards that vested during the year	3,224,450	5,448,068	(6,244,389)	1,789,218

Increase/(Deduction) for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	6,325,087	10,091,428	(8,114,350)	2,949,439

Increase for Fair Value as of vesting date of awards granted and vested during the year	0	0	0	0

Increase for Fair Value of awards granted during year that remain outstanding and unvested as of year end	21,472,506	30,565,828	26,362,107	36,156,359

Total adjustments	31,022,043	46,105,324	12,003,368	40,895,016

Compensation Actually Paid (SCT minus deductions plus total adjustments)	37,908,528	52,828,948	19,999,309	49,033,170

Non-PEO NEO Average Total Compensation Amount	$ 15,438,306	$ 14,336,181	$ 14,676,296
Non-PEO NEO Average Compensation Actually Paid Amount	$ 22,986,618	11,163,702	22,427,602
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO or PEOs for each year), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages

	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	15,438,306	14,336,181	14,676,296

Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(1,252)	(1,819)	(1,579)

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(8,194,271)	(7,319,991)	(7,870,376)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(1,988,582)	(2,712,493)	(2,537,493)

Total Deductions from SCT	(10,184,105)	(10,034,303)	(10,409,448)

Increase for Service Cost and Prior Service Cost for Pension Plans	0	0	0

Increase/(Deduction) for change in Fair Value from prior year end to vesting date of awards that vested during the year	1,586,961	(2,380,412)	848,367

Increase/(Deduction) for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	3,158,726	(3,827,655)	1,193,367

Increase for Fair Value as of vesting date of awards granted and vested during the year	0	0	0

Increase for Fair Value of awards granted during year that remain outstanding and unvested as of year end	12,986,730	13,069,891	16,119,020

Total adjustments	17,732,417	6,861,824	18,160,754

Compensation Actually Paid (SCT minus deductions plus total adjustments)	22,986,618	11,163,702	22,427,602

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Below, in an unranked order, are the most important financial performance measures used to link executive compensation actually paid to the NEOs to company performance for the fiscal year ended September 30, 2023:
EPS – PS adjusted
Relative TSR
Net Revenues Growth – VIP adjusted
Net Income Growth – VIP adjusted
EPS Growth – VIP adjusted

Total Shareholder Return Amount	$ 117.24	89.99	112.05
Peer Group Total Shareholder Return Amount	146.42	131.04	159.13
Net Income (Loss)	$ 17,273,000,000	$ 14,957,000,000	$ 12,311,000,000
Company Selected Measure Amount	8.66	7.48	5.9
Measure:: 1
Pay vs Performance Disclosure
Name	EPS – PS adjusted
Non-GAAP Measure Description	We determined EPS, as adjusted for purposes of performance share awards, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs for our fiscal year ended September 30, 2023. See the
Compensation Discussion and Analysis – Performance Shares – EPS Goals
	in this proxy statement for a description of adjustments from GAAP EPS for purposes of performance share awards granted to the NEOs. EPS – PS adjusted may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenues Growth – VIP adjusted
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income Growth – VIP adjusted
Measure:: 5
Pay vs Performance Disclosure
Name	EPS Growth – VIP adjusted
Alfred F Kelly Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 29,722,432	$ 28,103,602	$ 30,944,838
PEO Actually Paid Compensation Amount	$ 52,828,948	19,999,309	49,033,170
PEO Name	Mr. Kelly
Ryan McInerney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 22,604,568
PEO Actually Paid Compensation Amount	$ 37,908,528
PEO Name	Mr. McInerney
PEO | Alfred F Kelly Jr [Member] | Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
PEO | Alfred F Kelly Jr [Member] | Amounts Reported Under The Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,416,285)	(14,782,648)	(17,681,675)
PEO | Alfred F Kelly Jr [Member] | Amounts Reported Under The Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,582,523)	(5,325,013)	(5,125,009)
PEO | Alfred F Kelly Jr [Member] | Total Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,998,808)	(20,107,661)	(22,806,684)
PEO | Alfred F Kelly Jr [Member] | Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Alfred F Kelly Jr [Member] | Change In Fair Value From Prior Year End To Vesting Date Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,448,068	(6,244,389)	1,789,218
PEO | Alfred F Kelly Jr [Member] | Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,091,428	(8,114,350)	2,949,439
PEO | Alfred F Kelly Jr [Member] | Fair Value As Of Vesting Date Of Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Alfred F Kelly Jr [Member] | Fair Value Of Awards Granted During Year That Remain Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,565,828	26,362,107	36,156,359
PEO | Alfred F Kelly Jr [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,105,324	12,003,368	40,895,016
PEO | Ryan McInerney [Member] | Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,626)
PEO | Ryan McInerney [Member] | Amounts Reported Under The Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,588,449)
PEO | Ryan McInerney [Member] | Amounts Reported Under The Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,125,008)
PEO | Ryan McInerney [Member] | Total Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,718,083)
PEO | Ryan McInerney [Member] | Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ryan McInerney [Member] | Change In Fair Value From Prior Year End To Vesting Date Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,224,450
PEO | Ryan McInerney [Member] | Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,325,087
PEO | Ryan McInerney [Member] | Fair Value As Of Vesting Date Of Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ryan McInerney [Member] | Fair Value Of Awards Granted During Year That Remain Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,472,506
PEO | Ryan McInerney [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,022,043
Non-PEO NEO | Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,252)	(1,819)	(1,579)
Non-PEO NEO | Amounts Reported Under The Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,194,271)	(7,319,991)	(7,870,376)
Non-PEO NEO | Amounts Reported Under The Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,988,582)	(2,712,493)	(2,537,493)
Non-PEO NEO | Total Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,184,105)	(10,034,303)	(10,409,448)
Non-PEO NEO | Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Fair Value From Prior Year End To Vesting Date Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,586,961	(2,380,412)	848,367
Non-PEO NEO | Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,158,726	(3,827,655)	1,193,367
Non-PEO NEO | Fair Value As Of Vesting Date Of Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Fair Value Of Awards Granted During Year That Remain Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,986,730	13,069,891	16,119,020
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,732,417	$ 6,861,824	$ 18,160,754